                       SUPPLEMENT DATED FEBRUARY 24, 1997
                        PROSPECTUS DATED MAY 1, 1996 FOR

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY ("COMPANY")

                                   THROUGH ITS

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. Pursuant to an application filed by the Company and Fidelity Investments Institutional Services Company, Inc. ("Fidelity"), the Securities and Exchange Commission ("SEC") has granted an Order permitting the substitution of certain underlying Mutual Funds available in the Nationwide Fidelity Advisor Separate Account ("Separate Account") as specified in the following table:

--------------------------------------------------------------------------------------------------------------------
               FUNDS TO BE REPLACED                                        SUBSTITUTION FUNDS
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity -                          Fidelity Variable Insurance Products Fund - High Income
High Yield Fund                                     Portfolio
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity -                          Fidelity Variable Insurance Products Fund - Money Market
Money Market Fund                                   Portfolio
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity -                          Fidelity Variable Insurance Products Fund - Overseas Portfolio
Overseas Fund
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity -                          Fidelity Variable Insurance Products Fund - Investment Grade
Government Investment Fund                          Bond Portfolio
--------------------------------------------------------------------------------------------------------------------

2. The Company has established March 14, 1997, as the "Exchange Date" on which all the underlying Mutual FUNDS TO BE REPLACED (as shown in the foregoing table) will be eliminated in favor of the SUBSTITUTION FUNDS indicated.

         On that date, assets remaining in the FUNDS TO BE REPLACED will be transferred to the corresponding SUBSTITUTION FUND automatically. This transaction will not affect existing Contract Values or result in the imposition of additional fees or charges of any kind. The FUNDS TO BE REPLACED will not be available after the Exchange Date.

3. Until the Exchange Date and after the Exchange Date, Values may be transferred among the Sub-Accounts in accordance with procedures governing such transactions (see the "Transfers" section of your prospectus).